Deutsche Investment Management Americas Inc.
                                One Beacon Street
                                Boston, MA 02108

                                 October 2, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of DWS Money Market Prime Series (the "Fund"), a series of DWS Money Funds (the "Trust") (Reg. Nos. 002-51992, 811-02527)

Ladies and Gentlemen:

On behalf of the Fund, we are filing today through the EDGAR system Post-Effective Amendment No. 63 to the Trust's Registration Statement on Form N-1A (the "Amendment").

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the staff of the Securities and Exchange Commission (the "Commission"). Pursuant to Rule 485(a)(1), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on December 1, 2009. No fees are required in connection with this filing.

The principal purpose of the Amendment is to comply with the recent amendments to Form N-1A that require the statutory prospectus of every mutual fund to include a summary section at the front of the prospectus. The Amendment has been electronically coded to show changes from the Fund's Prospectuses and Statements of Additional Information, filed with the Commission on November 26, 2008 in Post-Effective Amendment No. 62. In addition, disclosure for DWS Cash Investment Trust Class A, DWS Cash Investment Trust Class B, DWS Cash Investment Trust Class C and DWS Cash Investment Trust Class S has been consolidated into a single Statement of Additional Information. DWS Money Market Fund shares remain in a stand-alone Statement of Additional Information.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3986.

                                   Very truly yours,

                                   /s/Scott D. Hogan
                                   Scott D. Hogan
                                   Vice President
                                   Deutsche Investment Management Americas Inc.



amk

cc:      John Marten, Esq., Vedder Price P.C.